Related Party Transactions - Schedule of Due to Related Parties (Details) (10 Q) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Due to related parties, current	$ 3,475	$ 622
LifeChamp [Member]
Due to related parties, current	114
Masteryasia (M) Sdn Bhd [Member]
Due to related parties, current	982
Quest Services Sdn Bhd [Member]
Due to related parties, current	57	322
Quest Learning Sdn Bhd [Member]
Due to related parties, current	$ 2,322	$ 300